Subsequent Events - Debt refinancing (Details) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 21, 2025	Oct. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 12, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Payment of long-term debt			$ 500,000	$ 500,000	$ 5,000,000
Term loan debt			13,120,000		7,950,000		$ 5,000,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrMember
New term loan debt
Subsequent Event [Line Items]
Term loan debt					7,950,000
FEAC
Subsequent Event [Line Items]
Quarterly installment amount					250,000
Stated interest rate (as percentage)	2.00%					2.00%
Shares issuable under warrants (in shares)						145,664
Warrants outstanding, exercise price (in dollars per share)						$ 6.32
FEAC | Term Loan A
Subsequent Event [Line Items]
Term loan debt						$ 3,950,000
Stated interest rate (as percentage)						2.00%
FEAC | Term Loan B
Subsequent Event [Line Items]
Term loan debt						$ 4,000,000
FEAC | Delayed Draw Term Loan
Subsequent Event [Line Items]
Term loan debt						2,050,000.00
UTG
Subsequent Event [Line Items]
Shares issuable under warrants (in shares)	1,107,455
Warrants exercise term	7 years
Restore
Subsequent Event [Line Items]
Shares issuable under warrants (in shares)	30,000
Warrants exercise term	7 years
Warrants outstanding, exercise price (in dollars per share)	$ 6.67
IPX
Subsequent Event [Line Items]
Face amount of term loan					$ 500,000	$ 500,000
Participation interest					12.50%	12.50%
IPX | Term Loan A
Subsequent Event [Line Items]
Face amount of term loan			$ 500,000
Subsequent Events | FEAC | Term Loan A
Subsequent Event [Line Items]
Payment of long-term debt	$ 1,500,000
Face amount of term loan	3,950,000
Term loan debt	2,450,000
Immediate repayment of principal	500,000
Quarterly installment amount	$ 250,000
Stated interest rate (as percentage)	2.00%
Basis spread on variable rate	8.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Subsequent Events | FEAC | Term Loan B
Subsequent Event [Line Items]
Additional loan amount	$ 5,120,000
Term loan debt	$ 9,120,000
Stated interest rate (as percentage)	2.00%
Basis spread on variable rate	6.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Subsequent Events | FEAC | Delayed Draw Term Loan
Subsequent Event [Line Items]
Term loan debt	$ 2,050,000.00
Subsequent Events | April 2025 Debt Refinancing | UTG | Term Loan B
Subsequent Event [Line Items]
Term loan debt	$ 9,120,000
Shares issuable under warrants (in shares)	1,107,457
Warrants exercise term	7 years
Participation interest	100.00%
Subsequent Events | April 2025 Debt Refinancing | UTG | Term Loan B | Minimum
Subsequent Event [Line Items]
Warrants outstanding, exercise price (in dollars per share)	$ 6.6
Subsequent Events | April 2025 Debt Refinancing | UTG | Term Loan B | Maximum
Subsequent Event [Line Items]
Warrants outstanding, exercise price (in dollars per share)	$ 17.5
Subsequent Events | April 2025 Debt Refinancing | Restore
Subsequent Event [Line Items]
Shares issuable under warrants (in shares)	30,000
Shares issuable under amended warrants (in shares)	107,333
Subsequent Events | April 2025 Debt Refinancing | IPX | Term Loan A
Subsequent Event [Line Items]
Term loan debt	$ 500,000